RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
Balance, beginning of year	$ 135,175
Additions		144,702
Lease payments	(16,065)	(10,298)
Interest expense	1,059	771
Gross lease liability	120,169	135,175
Less: current portion	(63,171)	(61,703)
Balance, end of year	$ 56,998	$ 73,472